Banking Institutions (short term liabilities) (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of credit from banking institutions
	As at December 31,
	2021	2020
	Israel Shekels
Bank Mizrahi Current Account 684728	-	7,639
Bank Mizrahi Current Account 73959	-	-
Current maturities of long-term loans	36,547	37,863
	36,547	45,502